Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document And Entity Information
Entity Registrant Name	Vitalibis, Inc.
Entity Central Index Key	0001636509
Document Type	S-1/A
Document Period End Date	Mar. 31, 2019
Amendment Flag	true
Amendment Description	addition to subsequent events
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2019
Entity Small Business	true
Entity Emerging Growth	true
Entity Extended Transition Period	false